Personnel expenses and employee information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	38,805	33,071	28,223
Total employees (in FTEs)	42,416	39,086	32,016
Customer Support
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	9,851	8,901	7,485
Manufacturing and Supply Chain Management
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	9,954	9,953	8,237
Strategic Supply Management
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,033	1,541	707
General and Administrative
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	4,035	3,768	2,761
Sales and Mature Products and Services
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	939	742	766
Research and Development
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	15,604	14,181	12,060
Temporary FTEs
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,107	2,974	2,155
Payroll FTEs
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	40,309	36,112	29,861
Netherlands
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	19,876	16,722	14,222